Property, plant and equipment - Balance (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Balance at the beginning	£ 3,821	£ 2,690
Balance at the end	3,078	3,821
Plant and Machinery
Property, plant and equipment
Balance at the beginning	396
Balance at the end	255	396
Leasehold improvements
Property, plant and equipment
Balance at the beginning	2,288
Balance at the end	2,534	2,288
Assets under construction
Property, plant and equipment
Balance at the beginning	612
Balance at the end		612
Office equipment
Property, plant and equipment
Balance at the beginning	415
Balance at the end	191	415
Vehicles
Property, plant and equipment
Balance at the beginning	110
Balance at the end	98	110
Cost or valuation
Property, plant and equipment
Balance at the beginning	5,681	3,954
Additions	428	2,102
Disposals	(333)	(375)
Balance at the end	5,776	5,681
Cost or valuation | Plant and Machinery
Property, plant and equipment
Balance at the beginning	465	25
Additions	4	442
Disposals	(75)	(2)
Balance at the end	394	465
Cost or valuation | Leasehold improvements
Property, plant and equipment
Balance at the beginning	3,347	2,716
Additions	401	653
Transfers	578
Disposals	(139)	(22)
Balance at the end	4,187	3,347
Cost or valuation | Assets under construction
Property, plant and equipment
Balance at the beginning	612
Additions		612
Transfers	(612)
Balance at the end		612
Cost or valuation | Office equipment
Property, plant and equipment
Balance at the beginning	1,137	1,213
Additions	23	275
Transfers	34
Disposals	(119)	(351)
Balance at the end	1,075	1,137
Cost or valuation | Vehicles
Property, plant and equipment
Balance at the beginning	120
Additions		120
Balance at the end	120	120
Accumulated depreciation
Property, plant and equipment
Balance at the beginning	(1,860)	(1,264)
Charge for the year	1,088	892
Disposals	250	296
Balance at the end	(2,698)	(1,860)
Accumulated depreciation | Plant and Machinery
Property, plant and equipment
Balance at the beginning	(69)	(1)
Charge for the year	93	68
Disposals	23
Balance at the end	(139)	(69)
Accumulated depreciation | Leasehold improvements
Property, plant and equipment
Balance at the beginning	(1,059)	(601)
Charge for the year	706	468
Disposals	112	10
Balance at the end	(1,653)	(1,059)
Accumulated depreciation | Office equipment
Property, plant and equipment
Balance at the beginning	(722)	(662)
Charge for the year	277	346
Disposals	115	286
Balance at the end	(884)	(722)
Accumulated depreciation | Vehicles
Property, plant and equipment
Balance at the beginning	(10)
Charge for the year	12	10
Balance at the end	£ (22)	£ (10)